SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details)	12 Months Ended
	Mar. 31, 2020 USD ($) item	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of performance obligations | item	2
Unsatisfied performance obligation	$ 567,662	$ 1,938,000
Maximum payment terms of the loans facilitated (in years)	1 year
Revenue, Practical Expedient, Initial Application and Transition, Completed Contract, Use of Transaction Price at Contract Completion Date [true false]	true
Revenue	$ 19,029,760	82,613,764	$ 123,318,661
Cash incentives accounted for as reduction of revenue	$ 7,366,546	20,509,878	15,170,406
Maximum term of service performed to the investors (in years)	1 year
Loan management service
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	$ 0	0	508,948
Loan recommendation service
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	3,754,738	858,796
Interest income
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	$ 4,511,969	$ 3,552,983	$ 590,122